TD 1- to 5-Year Corporate Bond Portfolio (Second Prospectus Summary) | TD 1- to 5-Year Corporate Bond Portfolio

TD 1- to 5-Year Corporate Bond Portfolio

Investment Objective

The TD 1- to 5-Year Corporate Bond Portfolio (formerly TDAM 1- to 5-Year Corporate Bond Portfolio) (the “1- to 5-Year Portfolio”) seeks to provide current income.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the 1- to 5-Year Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TD 1- to 5-Year Corporate Bond Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TD 1- to 5-Year Corporate Bond Portfolio
Management Fee	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.39%
Fee Waivers and/or Expense Reimbursements	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	none	[2]
[1]	TDAM USA Inc., the Portfolio's investment manager ('TDAM'), has contractually agreed to waive all fees and pay or reimburse all fees and expenses of the 1- to 5-Year Portfolio indefinitely, except acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses.
[2]	You should be aware that the 1- to 5-Year Portfolio is an investment option for clients participating in certain 'wrap fee' or other separately managed account programs. Wrap fee program participants pay a 'wrap fee' to the program sponsor, which in certain cases may be an affiliate of TDAM, which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap fee or other program brochure provided to you by your program sponsor. The brochure is required to include information about the fees charged to you under the program and the fees paid by the sponsor to TDAM and other investment advisers for providing strategies under the program pursuant to which client accounts may be managed. Clients that select certain strategies which are managed by TDAM will have a portion of their account assets invested in the 1- to 5-Year Portfolio.

Example

This Example is intended to help you compare the cost of investing in the 1- to 5-Year Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the 1- to 5-Year Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 1- to 5-Year Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
| | TD 1- to 5-Year Corporate Bond Portfolio | USD ($)	none	none	none	none

Portfolio Turnover

The 1- to 5-Year Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the 1- to 5-Year Portfolio's performance. During the most recent fiscal year ended January 31, 2017, the portfolio turnover rate of the 1- to 5-Year Portfolio was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the 1- to 5-Year Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds with a term to maturity of between 1 and 5 years. For purposes of such policy, “bonds” includes bonds, debentures, notes and zero coupon obligations.

The 1- to 5-Year Portfolio currently anticipates that it will only purchase bonds that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”) or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)) or their unrated equivalents. The 1- to 5-Year Portfolio may invest up to 30% of its total assets in the bonds of foreign issuers, provided that such bonds are issued in the U.S. and are denominated in U.S. dollars (“Yankee bonds”).

The 1- to 5-Year Portfolio may also invest in Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations issued or guaranteed by international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed and asset-backed securities and term deposits. A supranational entity is an international organization or agency which transcends national boundaries and is formed and/or supported by multiple governmental or quasi-governmental organizations. The 1- to 5-Year Portfolio may also invest in exchange-traded funds (“ETFs”) that provide exposure to investment grade bonds.

The 1- to 5-Year Portfolio may also invest in derivatives, such as credit default swaps and interest rate futures. The 1- to 5-Year Portfolio may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. The 1- to 5-Year Portfolio may use interest rate futures to increase returns or hedge against changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions.

The 1- to 5-Year Portfolio may invest in repurchase agreements and other money market securities, which may serve as collateral for the 1- to 5-Year Portfolio's derivatives investments and/or earn income for the 1- to 5-Year Portfolio.

The 1- to 5-Year Portfolio's portfolio is constructed using a “bottom-up” strategy under which TDAM USA Inc., the 1- to 5-Year Portfolio's investment manager (“TDAM” or the “Investment Manager”), uses credit and yield curve analysis to identify securities that TDAM believes will add value and enhance long-term performance, and at the same time manage risk. The Investment Manager will allocate the 1- to 5-Year Portfolio's assets across different market sectors and maturities, based on its view of the relative value of each sector or maturity. The 1- to 5-Year Portfolio may sell securities for a variety of reasons, such as to adjust its portfolio's average maturity, duration, or credit quality or to shift assets into and out of different market sectors.

Principal Risks

As with any mutual fund, you could lose money on your investment in the 1- to 5-Year Portfolio, or the 1- to 5-Year Portfolio could underperform other investments. An investment in the 1- to 5-Year Portfolio is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the 1- to 5-Year Portfolio may be subject to the following principal risks:

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the 1- to 5-Year Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the 1- to 5-Year Portfolio's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income investments, such as bonds, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal or interest payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's or guarantor's financial condition and on the terms of the fixed income instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The 1- to 5-Year Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The 1- to 5-Year Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the 1- to 5-Year Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the 1- to 5-Year Portfolio intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the 1- to 5-Year Portfolio's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the 1- to 5-Year Portfolio has insufficient cash to meet margin requirements, the 1- to 5-Year Portfolio may need to sell other investments, including at disadvantageous times.

Swaps - Swap agreements involve the risk that the party with whom the 1- to 5-Year Portfolio has entered into the swap will default on its obligation to pay the 1- to 5-Year Portfolio and the risk that the 1- to 5-Year Portfolio will not be able to meet its obligations to pay the other party to the agreement.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the 1- to 5-Year Portfolio could lose money investing in an ETF.

Foreign Securities Risk - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity, foreign withholding taxes, different or less robust government regulation of financial markets and institutions, expropriation or nationalization of the operations of foreign issuers, and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Interest Rate Risk - Interest rate risk is the risk that the 1- to 5-Year Portfolio's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The 1- to 5-Year Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

Mortgage-Backed Securities Risk - The value of the 1- to 5-Year Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the 1- to 5-Year Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk”.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the 1- to 5-Year Portfolio may have to reinvest the proceeds in lower yielding securities.

Liquidity Risk - Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the 1- to 5-Year Portfolio from selling out of these illiquid or relatively less liquid securities at an advantageous price. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment, where the value and liquidity of fixed-income securities generally go down. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. Illiquid securities and relatively less liquid securities may also be difficult to value.

Redemption Risk - The 1- to 5-Year Portfolio may experience heavy redemptions that could cause the 1- to 5-Year Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the 1- to 5-Year Portfolio's ability to dispose of the underlying securities. The 1- to 5-Year Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the 1- to 5-Year Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the 1- to 5-Year Portfolio could experience a loss.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the 1- to 5-Year Portfolio may not achieve its investment objective.

Yankee Bonds Risk - Investments in Yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Bond Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to Yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

Performance

The following bar chart and table illustrate the risks of investing in the 1- to 5-Year Portfolio. The bar chart shows the 1- to 5-Year Portfolio's performance from year to year for up to 10 years. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the 1- to 5-Year Portfolio's performance (before and after taxes) over time to that of a broad-based securities market index. Of course, past performance is not necessarily an indication of how the 1- to 5-Year Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdassetmanagementusa.com.

YEAR- BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year 1- to 5-Year Portfolio

Year-to-date return as of 3/31/17: 0.71%

For the period covered by the bar chart, the highest and lowest quarterly returns were 1.72% (for the quarter ended 3/31/16) and -0.89% (for the quarter ended 12/31/16), respectively.

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16

Average Annual Total Returns - -	Label	1 Year	Since Inception	Inception Date
TD 1- to 5-Year Corporate Bond Portfolio	1- to 5-Year Portfolio-Return Before Taxes	2.15%	1.77%	Sep. 12, 2013
TD 1- to 5-Year Corporate Bond Portfolio | After Taxes on Distributions	1- to 5-Year Portfolio-Return After Taxes on Distributions	1.26%	1.02%	Sep. 12, 2013
TD 1- to 5-Year Corporate Bond Portfolio | After Taxes on Distributions and Sales	1- to 5-Year Portfolio-Return After Taxes on Distributions And Sale of Fund Shares	1.22%	1.01%	Sep. 12, 2013
Bloomberg Barclays 1 – 5 Year U.S. Credit Index	Bloomberg Barclays 1 – 5 Year U.S. Credit Index (reflects no deduction for expenses, fees or taxes)	2.58%	2.13%	Sep. 12, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.